Auditor's remuneration	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Auditor's remuneration
36    Auditor’s remuneration

	2023	2022	2021
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	9.700	9.816	10.642
Audit of the accounts of subsidiaries, joint ventures and associates	0.551	0.605	1.234
Audit-related assurance services required by legislation to be provided by the auditor	1.808	1.933	1.770
Other assurance and agreed-upon procedures under legislation or contractual arrangements	1.991	7.938	1.867

Total assurance services	14.050	20.292	15.513

Fees payable to the Group’s auditors for non-assurance services
Other services	0.180	–	–

Total other services	0.180	–	–

Total fees	14.230	20.292	15.513

All amounts were paid to EY or EY affiliated firms with fees determined, and predominantly billed, in US dollars.
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report comprises fees for auditing the statutory financial report of the Group and includes audit work in relation to compliance with section 404 of the US Sarbanes-Oxley Act.
Audit-related assurance services required by legislation to be provided by the auditors mainly comprises review of the half-year report.
Other assurance services comprise assurance in respect of the Group’s sustainability reporting, economic contribution reporting, and other non-statutory reporting.
Fees payable to the Group’s auditors for other services
Other services provided in FY2023 relate to an independent assessment of technology project governance. No amounts were payable for other services in FY2022 or FY2021.